RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The total remuneration paid to the Atento Group's key management personnel
Total	$ 11,897,000	$ 11,819,000	$ 5,232,000
The breakdown of the total remuneration shown above is as follow:
Salaries and variable remuneration	11,104,000	10,703,000	4,374,000
Salaries	5,828,000	9,524,000	3,303,000
Key management personnel compensation, share-based payment	4,173,000	0	0
Variable remuneration	1,103,000	1,179,000	1,071,000
Payment in kind	793,000	1,116,000	858,000
Medical insurance	177,000	206,000	138,000
Life insurance premiums	86,000	44,000	28,000
Key Management Personnel Compensation Other Shortterm Employee Benefits	530,000	866,000	692,000
Total	$ 11,897,000	$ 11,819,000	$ 5,232,000